INCOME TAXES - Summary of reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jan. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the U.S. statutory income tax rate
Federal statutory rate	21.00%	34.00%	21.00%					21.00%	21.00%	21.00%
Permanent items								(2.74%)	(0.02%)	(0.01%)
State taxes (net of federal benefit)								0.00%	0.00%	0.00%
Deferred rate change								0.00%	(0.02%)	0.02%
Valuation allowance								(17.28%)	(20.28%)	(20.47%)
Stock-based compensation								(0.98%)	(0.68%)	(0.54%)
Total provision and effective tax rate				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
U.S. federal statutory income tax rate	21.00%	34.00%	21.00%					21.00%	21.00%	21.00%
Social Security payroll taxes								$ 834,430